AMG GW&K Global Allocation Fund
Schedule of Portfolio Investments (unaudited)
March 31, 2022
	Shares	Value
Common Stocks - 64.6%
Communication Services - 6.1%
Alphabet, Inc., Class A*	1,074	$2,987,170
Charter Communications, Inc., Class A*	2,938	1,602,738
Tencent Holdings, Ltd. (China)	36,600	1,687,053

Total Communication Services		6,276,961
Consumer Discretionary - 13.2%
Alibaba Group Holding, Ltd. (China)*	109,600	1,495,680
Amazon.com, Inc.*	730	2,379,764
Huazhu Group, Ltd., ADR (China)	47,480	1,566,365
JD.com, Inc., Class A (China)*	1,980	56,261
LVMH Moet Hennessy Louis Vuitton SE (France)	2,070	1,477,564
MakeMyTrip, Ltd. (India)*	68,231	1,830,638
Moncler SpA (Italy)[1]	28,350	1,572,912
Trip.com Group, Ltd. (China)*	62,800	1,466,123
Yum China Holdings, Inc. (China)*	40,800	1,779,672

Total Consumer Discretionary		13,624,979
Energy - 3.4%
Canadian Natural Resources, Ltd. (Canada)[1]	27,400	1,696,624
Hess Corp.	17,100	1,830,384

Total Energy		3,527,008
Financials - 7.8%
AIA Group, Ltd. (Hong Kong)	199,200	2,080,023
The Charles Schwab Corp.	31,700	2,672,627
Goosehead Insurance, Inc., Class A	18,445	1,449,224
HDFC Bank, Ltd., ADR (India)	30,490	1,869,952

Total Financials		8,071,826
Health Care - 9.8%
Avantor, Inc.*	61,800	2,090,076
IDEXX Laboratories, Inc.*	3,937	2,153,775
STERIS PLC	10,800	2,611,116
UnitedHealth Group, Inc.	6,499	3,314,295

Total Health Care		10,169,262
Industrials - 5.3%
Casella Waste Systems, Inc., Class A*	19,760	1,731,964
MISUMI Group, Inc. (Japan)	63,500	1,890,447
Union Pacific Corp.	6,750	1,844,168

Total Industrials		5,466,579
Information Technology - 14.9%
Adyen, N.V. (Netherlands)*,1,2	1,167	2,311,471
Black Knight, Inc.*	26,800	1,554,132
Halma PLC (United Kingdom)	57,312	1,875,083
Infineon Technologies AG (Germany)	69,240	2,342,392
	Shares	Value

Mastercard, Inc., Class A	5,610	$2,004,902
Microsoft Corp.	7,550	2,327,740
PayPal Holdings, Inc.*	10,710	1,238,612
Taiwan Semiconductor Manufacturing Co., Ltd. ADR (Taiwan)	16,780	1,749,483

Total Information Technology		15,403,815
Real Estate - 2.0%
American Tower Corp., REIT	8,420	2,115,272
Utilities - 2.1%
NextEra Energy, Inc.	25,930	2,196,530

Total Common Stocks (Cost $52,300,882)		66,852,232

	Principal Amount
Corporate Bonds and Notes - 9.8%
Financials - 2.0%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Ireland)
1.650%, 10/29/24	$280,000	264,435
Aircastle, Ltd. (Bermuda)
5.250%, 08/11/25[2]	128,000	130,397
Ally Financial, Inc.
8.000%, 11/01/31	92,000	115,398
Bank of America Corp.
MTN, (4.330% to 03/15/49 then 3 month LIBOR + 1.520%), 4.330%, 03/15/50[3,4]	243,000	260,577
CIT Group, Inc.
6.125%, 03/09/28	128,000	141,598
Citigroup, Inc.
(3.875% to 02/18/26 then U.S. Treasury Yield Curve CMT 5 year + 3.417%), 3.875%, 02/18/26[1,3,4,5]	155,000	146,087
Landwirtschaftliche Rentenbank, EMTN (Germany)
1.750%, 01/14/27[1]	300,000	289,096
MetLife, Inc.
Series G, (3.850% to 09/15/25 then U.S. Treasury Yield Curve CMT 5 year + 3.576%), 3.850%, 09/15/25[1,3,4,5]	270,000	266,274
SBA Communications Corp.
3.875%, 02/15/27	137,000	133,633
Sprint Capital Corp.
6.875%, 11/15/28	100,000	115,869
Truist Financial Corp.
Series N, (4.800% to 09/01/24 then U.S. Treasury Yield Curve CMT 5 year + 3.003%), 4.800%, 09/01/24[3,4,5]	204,000	200,430

Total Financials		2,063,794

AMG GW&K Global Allocation Fund
Schedule of Portfolio Investments (continued)
	Principal Amount	Value
Industrials - 7.4%
AECOM
5.125%, 03/15/27	$138,000	$141,137
Anheuser-Busch InBev Worldwide, Inc.
4.375%, 04/15/38	156,000	163,920
ArcelorMittal, S.A. (Luxembourg)
4.250%, 07/16/29[1]	125,000	126,927
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC
3.250%, 09/01/28[2]	200,000	181,500
AT&T, Inc.
4.300%, 12/15/42	179,000	180,594
Ball Corp.
4.875%, 03/15/26	128,000	132,549
Berry Global, Inc.
1.500%, 01/15/27[2,6]	166,000	173,905
5.625%, 07/15/27[2]	140,000	141,588
The Boeing Co.
5.805%, 05/01/50	115,000	132,795
Centene Corp.
2.500%, 03/01/31	51,000	45,009
3.375%, 02/15/30	99,000	93,153
CF Industries, Inc.
5.375%, 03/15/44	249,000	279,978
Cisco Systems, Inc.
5.500%, 01/15/40	112,000	141,588
Cogent Communications Group, Inc.
3.500%, 05/01/26[2]	140,000	133,000
Crown Americas LLC/Crown Americas Capital Corp. V
4.250%, 09/30/26	131,000	131,328
CVS Health Corp.
5.125%, 07/20/45	152,000	171,579
Dell, Inc.
7.100%, 04/15/28	114,000	129,390
Delta Air Lines, Inc.
3.800%, 04/19/23	146,000	146,912
Ford Motor Co.
6.625%, 10/01/28	239,000	261,502
HB Fuller Co.
4.250%, 10/15/28	149,000	139,494
HCA, Inc.
3.500%, 09/01/30	156,000	150,706
KB Home
4.000%, 06/15/31[1]	130,000	117,648
Kraft Heinz Foods Co.
4.375%, 06/01/46	250,000	246,910
Lamar Media Corp.
3.750%, 02/15/28	149,000	141,482
	Principal Amount	Value

Lumen Technologies Inc
5.625%, 04/01/25	$119,000	$119,893
MDC Holdings, Inc.
2.500%, 01/15/31	130,000	113,509
MEG Energy Corp. (Canada)
5.875%, 02/01/29[2]	160,000	162,200
MercadoLibre, Inc.
2.375%, 01/14/26	230,000	214,477
Meritor, Inc.
6.250%, 06/01/25[2]	120,000	123,900
MGM Resorts International
5.750%, 06/15/25	115,000	117,877
Microsoft Corp.
2.525%, 06/01/50	160,000	138,159
Murphy Oil USA, Inc.
5.625%, 05/01/27	142,000	144,308
Nestle Holdings, Inc.
1.000%, 09/15/27[2]	275,000	247,384
Netflix, Inc.
3.000%, 06/15/25[2,6]	155,000	178,866
Newell Brands, Inc.
4.450%, 04/01/26[7]	125,000	125,781
NuStar Logistics LP
5.750%, 10/01/25	136,000	138,550
Occidental Petroleum Corp.
5.500%, 12/01/25	147,000	154,688
Pernod Ricard International Finance LLC
1.250%, 04/01/28[2]	400,000	349,968
Royal Caribbean Cruises, Ltd. (Liberia)
10.875%, 06/01/23[2]	130,000	138,330
Silgan Holdings, Inc.
4.125%, 02/01/28	127,000	121,920
SK Hynix, Inc. (South Korea)
2.375%, 01/19/31[2]	200,000	174,329
Smith & Nephew PLC (United Kingdom)
2.032%, 10/14/30	282,000	245,130
Teva Pharmaceutical Finance Netherlands III, B.V. (Netherlands)
3.150%, 10/01/26	158,000	143,052
Travel + Leisure Co.
5.650%, 04/01/24[7]	115,000	119,109
United Rentals North America, Inc.
3.875%, 02/15/31[1]	175,000	164,937
Verizon Communications, Inc.
3.875%, 02/08/29	101,000	105,074
Walmart, Inc.
4.050%, 06/29/48	146,000	165,591
Western Digital Corp.
4.750%, 02/15/26[1]	100,000	101,566

AMG GW&K Global Allocation Fund
Schedule of Portfolio Investments (continued)
	Principal Amount	Value
Industrials - 7.4% (continued)
Yum! Brands, Inc.
3.625%, 03/15/31	$159,000	$144,983

Total Industrials		7,658,175
Utilities - 0.4%
Dominion Energy, Inc.
Series B, (4.650% to 12/15/24 then U.S. Treasury Yield Curve CMT 5 year + 2.993%), 4.650%, 12/15/24[3,4,5]	204,000	201,960
Northern States Power Co.
2.900%, 03/01/50	204,000	179,968

Total Utilities		381,928

Total Corporate Bonds and Notes (Cost $10,824,484)		10,103,897
Municipal Bonds - 1.0%
California State General Obligation, School Improvements 7.550%, 04/01/39	150,000	222,427
JobsOhio Beverage System Series B, 4.532%, 01/01/35	260,000	285,879
Los Angeles Unified School District, School Improvements 5.750%, 07/01/34	190,000	225,119
New Jersey Transportation Trust Fund Authority Series C, 5.754%, 12/15/28	235,000	258,962

Total Municipal Bonds (Cost $1,068,956)		992,387
U.S. Government and Agency Obligations - 12.4%
Fannie Mae - 4.0%
FNMA
2.000%, 05/01/36	67,470	65,700
2.500%, 01/01/35	159,711	158,084
3.000%, 01/01/38	115,013	114,576
3.500%, 01/01/48	310,127	315,242
4.000%, 11/01/44 to 11/01/50	1,451,666	1,501,810
4.500%, 10/01/45 to 09/01/49	1,202,271	1,263,532
5.000%, 08/01/49 to 08/01/50	669,362	715,883
5.500%, 02/01/37	5,891	6,307

Total Fannie Mae		4,141,134
Freddie Mac - 0.9%
FHLMC Gold Pool
3.500%, 05/01/44 to 01/01/46	898,540	916,872
U.S. Treasury Obligations - 7.5%
U.S. Treasury Bonds
1.875%, 02/15/51	1,120,000	978,644
2.250%, 05/15/41	827,000	780,707
3.000%, 11/15/44	318,000	336,981
3.125%, 05/15/48	622,000	694,453
3.500%, 02/15/39	773,000	885,629
5.000%, 05/15/37	924,000	1,236,211
	Principal Amount	Value

U.S. Treasury Notes
1.500%, 02/15/30	$771,000	$722,812
1.875%, 02/15/32	1,400,000	1,344,437
2.250%, 02/15/27	773,000	764,908

Total U.S. Treasury Obligations		7,744,782

Total U.S. Government and Agency Obligations (Cost $13,625,782)		12,802,788
Foreign Government Obligations - 6.5%
Abu Dhabi Government International Bond (United Arab Emirates) 2.500%, 04/16/25[2]	350,000	348,103
African Development Bank (Côte d'Ivoire) 0.875%, 03/23/26	510,000	475,586
Agence Francaise de Developpement EPIC (France) 0.625%, 01/22/26	200,000	184,851
Asian Development Bank (Philippines) 1.750%, 09/19/29	300,000	284,241
BNG Bank, N.V. (Netherlands) 0.875%, 05/18/26[2]	200,000	185,568
China Government Bond (China) Series INBK 2.880%, 11/05/23[8]	6,210,000	987,755
European Investment Bank (Luxembourg) 0.625%, 10/21/27	260,000	233,745
Finland Government International Bond (Finland) 0.875%, 05/20/30[2]	400,000	351,429
Inter-American Development Bank 4.375%, 01/24/44[1]	420,000	523,513
International Bank for Reconstruction & Development 3.125%, 11/20/25	485,000	493,258
International Finance Corp. 2.125%, 04/07/26	295,000	290,497
Japan Finance Organization for Municipalities (Japan) 1.000%, 05/21/25[2]	500,000	473,921
Kingdom of Belgium Government International Bond (Belgium) 1.000%, 05/28/30	200,000	176,600
Kommunalbanken A.S. (Norway) 1.125%, 10/26/26[2]	200,000	187,602
The Korea Development Bank (South Korea)
0.500%, 10/27/23	499,000	483,301
1.375%, 04/25/27	200,000	184,393

Nederlandse Financierings-Maatschappij voor Ontwikkelingslanden, N.V. (Netherlands) 0.875%, 06/15/26	300,000	277,229
Philippine Government International Bond (Philippines) 1.648%, 06/10/31[1]	200,000	177,955

AMG GW&K Global Allocation Fund
Schedule of Portfolio Investments (continued)
	Principal Amount	Value

Foreign Government Obligations - 6.5% (continued)

Province of Ontario Canada (Canada) 1.050%, 05/21/27[1]	$241,000	$221,602
Province of Quebec Canada (Canada) 1.350%, 05/28/30	228,000	205,092

Total Foreign Government Obligations (Cost $7,079,300)		6,746,241
Short-Term Investments - 5.1%
Joint Repurchase Agreements - 5.1%[9]
Bank of America Securities, Inc., dated 03/31/22, due 04/01/22, 0.300% total to be received $1,258,561 (collateralized by various U.S. Government Agency Obligations, 2.000% - 4.000%, 02/01/36 - 03/01/52, totaling $1,283,722)	1,258,551	1,258,551
Citigroup Global Markets, Inc., dated 03/31/22, due 04/01/22, 0.310% total to be received $1,258,562 (collateralized by various U.S. Government Agency Obligations, 2.000% - 10.000%, 06/15/22 - 01/20/52, totaling $1,283,722)	1,258,551	1,258,551
Daiwa Capital Markets America, dated 03/31/22, due 04/01/22, 0.300% total to be received $1,258,561 (collateralized by various U.S. Government Agency Obligations and U.S. Treasuries, 0.000% - 6.500%, 04/05/22 - 04/01/52, totaling $1,283,722)	1,258,551	1,258,551
	Principal Amount	Value

JPMorgan Securities LLC, dated 03/31/22, due 04/01/22, 0.280% total to be received $264,918 (collateralized by various U.S. Treasuries, 1.875% - 2.875%, 08/31/24 - 08/15/49, totaling $270,214)	$264,916	$264,916
RBC Dominion Securities, Inc., dated 03/31/22, due 04/01/22, 0.300% total to be received $1,258,561 (collateralized by various U.S. Government Agency Obligations and U.S. Treasuries, 0.000% - 5.500%, 04/26/22 - 03/20/52, totaling $1,283,722)	1,258,551	1,258,551

Total Joint Repurchase Agreements		5,299,120

Total Short-Term Investments (Cost $5,299,120)		5,299,120
Total Investments - 99.4% (Cost $90,198,524)		102,796,665
Other Assets, less Liabilities - 0.6%		646,963
Net Assets - 100.0%		$103,443,628

*	Non-income producing security.
[1]	Some of these securities, amounting to $5,259,693 or 5.1% of net assets, were out on loan to various borrowers and are collateralized by cash and various U.S. Treasury Obligations. See below for more information.
[2]	Security exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2022, the value of these securities amounted to $5,993,461 or 5.8% of net assets.
[3]	Fixed to variable rate investment. The rate shown reflects the fixed rate in effect at March 31, 2022. Rate will reset at a future date.
[4]	Variable rate security. The rate shown is based on the latest available information as of March 31, 2022. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
[5]	Perpetuity Bond. The date shown represents the next call date.
[6]	Principal amount stated in EURO dollars (EUR).
[7]	Step Bond: A debt instrument with either deferred interest payments or an interest rate that resets at specific times during its term.
[8]	Principal amount stated in Chinese Yuan (CNY).
[9]	Cash collateral received for securities lending activity was invested in these joint repurchase agreements.

ADR	American Depositary Receipt
CMT	Constant Maturity Treasury
EMTN	European Medium Term Note
EPIC	Établissement Public à caractère Industriel ou Commercial
FHLMC	Freddie Mac
FNMA	Fannie Mae
LIBOR	London Interbank Offered Rate
MTN	Medium-Term Note
REIT	Real Estate Investment Trust

AMG GW&K Global Allocation Fund
Schedule of Portfolio Investments (continued)
The following table summarizes the inputs used to value the Fund's investments by the fair value hierarchy levels as of March 31, 2022:
	Level 1	Level 2[1]	Level 3	Total
Investments in Securities
Common Stocks
Information Technology	$8,874,869	$6,528,946	—	$15,403,815
Consumer Discretionary	5,776,767	7,848,212	—	13,624,979
Health Care	10,169,262	—	—	10,169,262
Financials	5,991,803	2,080,023	—	8,071,826
Communication Services	4,589,908	1,687,053	—	6,276,961
Industrials	3,576,132	1,890,447	—	5,466,579
Energy	3,527,008	—	—	3,527,008
Utilities	2,196,530	—	—	2,196,530
Real Estate	2,115,272	—	—	2,115,272
Corporate Bonds and Notes†	—	10,103,897	—	10,103,897
Municipal Bonds†	—	992,387	—	992,387
U.S. Government and Agency Obligations†	—	12,802,788	—	12,802,788
Foreign Government Obligations†	—	6,746,241	—	6,746,241
Short-Term Investments
Joint Repurchase Agreements	—	5,299,120	—	5,299,120
Total Investments in Securities	$46,817,551	$55,979,114	—	$102,796,665

†	All corporate bonds and notes, municipal bonds, U.S. government and agency obligations, and foreign government obligations held in the Fund are Level 2 securities. For a detailed breakout of corporate bonds and notes, municipal bonds, U.S. government and agency obligations, and foreign government obligations by major industry or agency classification, please refer to the Fund's Schedule of Portfolio Investments.
[1]	An external pricing service is used to reflect any impact on security value due to market movements between the time the Fund valued such foreign securities and the earlier closing of foreign markets.
For the period ended March 31, 2022, there were no transfers in or out of Level 3.

The country allocation in the Schedule of Portfolio Investments at March 31, 2022, was as follows:

AMG GW&K Global Allocation Fund
Schedule of Portfolio Investments (continued)
Country	% of Long-Term Investments
Belgium	0.2
Bermuda	0.1
Canada	2.3
China	9.3
Côte d'Ivoire	0.5
Finland	0.4
France	1.7
Germany	2.7
Hong Kong	2.1
India	3.8
Ireland	0.3
Italy	1.6
Japan	2.4
Liberia	0.1
Luxembourg	0.4
Netherlands	3.0
Norway	0.2
Philippines	0.5
South Korea	0.9
Taiwan	1.8
United Arab Emirates	0.3
United Kingdom	2.2
United States	63.2
100.0
The Fund participates in the securities lending program offered by The Bank of New York Mellon providing for the lending of securities to qualified brokers. The value of securities loaned on positions held, cash collateral and securities collateral received at March 31, 2022, were as follows:
Securities Loaned	Cash Collateral Received	Securities Collateral Received	Total Collateral Received
$5,259,693	$5,299,120	$371,367	$5,670,487
The following table summarizes the securities received as collateral for securities lending at March 31, 2022:
Collateral Type	Coupon Range	Maturity Date Range
U.S. Treasury Obligations	0.000%-6.000%	08/04/22-05/15/50
For additional information about significant accounting policies, including valuation of investments, refer to the Fund’s most recent semi or annual report.